Recent Accounting Pronouncements and Significant Accounting Policies, Provision for Credit Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash Equivalents [Member]
Provision for Credit Losses [Abstract]
Allowance for estimated credit losses	$ 0	$ 0
Insurance Claims [Member]
Provision for Credit Losses [Abstract]
Allowance for estimated credit losses	$ 0	$ 0